Fees Summary	Jul. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,295,400
Previously Paid Amount	0.00
Total Fee Amount	963.83
Total Offset Amount	0.00
Net Fee	963.83
Narrative - Max Aggregate Offering Price	$ 6,295,400
Final Prospectus	true